Allison L. Pristash State Street 1 Lincoln Street Mail Stop SFC0805 Boston, MA 02111 Tel +1 617 662 7031 APristash@StateStreet.com

June 16, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)
Securities Act File No. 333-92935;
Investment Company Act File No. 811-09729

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares iBonds Dec 2031 Term Corporate ETF, each dated June 15, 2021, do not differ from those contained in Post-Effective Amendment No. 2,470 to the Trust’s Registration Statement on Form N-1A, filed electronically on June 15, 2021.

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Allison L. Pristash

Allison L. Pristash

Assistant Secretary

cc: Benjamin J. Haskin, Esq.